Investment Objectives and Goals - Capital Group Dividend Value ETF	Jul. 31, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Capital Group Dividend Value ETF
Objective [Heading]	Investment objectives
Objective, Primary [Text Block]

The fund’s investment objectives are to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing.